LEASES - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Disclosure of changes in lease liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Balance	$ 934,871	$ 787,403
Short-term lease liabilities at initial recognition	107,378	135,340
Long-term lease liabilities at initial recognition	257,214	284,632
Payments - principal portion	(448,529)	(286,272)
Adjustments	(12,142)	1,670
Translation differences	1,933	12,098
Balance	840,725	934,871
Head office rent [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	453,633	601,692
Short-term lease liabilities at initial recognition		0
Long-term lease liabilities at initial recognition	3,158	(2,075)
Payments - principal portion	(177,986)	(159,752)
Adjustments	(9,798)
Adjustments (rent adjustments & final payment reconciliations)		1,670
Translation differences	1,933	12,098
Balance	270,940	453,633
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	219,169	67,653
Short-term lease liabilities at initial recognition	65,679	69,121
Long-term lease liabilities at initial recognition	142,859	162,744
Payments - principal portion	(143,628)	(80,349)
Adjustments	(1,576)
Adjustments (rent adjustments & final payment reconciliations)		0
Translation differences	0	0
Balance	282,503	219,169
Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	81,829	118,058
Short-term lease liabilities at initial recognition	0	0
Long-term lease liabilities at initial recognition	0	0
Payments - principal portion	(40,122)	(36,229)
Adjustments	0
Adjustments (rent adjustments & final payment reconciliations)		0
Translation differences	0	0
Balance	41,707	81,829
DeLamar office rent [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	180,240	0
Short-term lease liabilities at initial recognition	41,699	66,219
Long-term lease liabilities at initial recognition	111,197	123,963
Payments - principal portion	(86,793)	(9,942)
Adjustments	(768)
Adjustments (rent adjustments & final payment reconciliations)		0
Translation differences	0	0
Balance	$ 245,575	$ 180,240